8. INTANGIBLE ASSETS (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets Details Narrative
Useful lives of intangible assets			14 years		14 years
Amortization expense	$ 16,072	$ 32,143	$ 16,072	$ 32,143	$ 64,285	$ 64,285